Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 33,848	R$ 27,469
Brazilian government securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	24,988	26,953
Brazilian government securities [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	30,114	30,325
Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients		479
Government securities - abroad [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	131	46
Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	8,860	37
Corporate securities [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 30,245	R$ 30,399